Inventories (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Finished products	$ 807	$ 800
Work in progress	263	326
Raw materials	207	176
Spare parts	125	127
Total Inventories	1,402	1,429
Less - non-current inventories. Mainly raw materials (presented in non-current assets)	152	117
Current inventories	$ 1,250	$ 1,312